Related Party Transactions - Additional Information (Detail) $ in Millions					12 Months Ended
	Oct. 05, 2017 USD ($)	Apr. 01, 2017 USD ($)	Aug. 01, 2016 USD ($)	Apr. 25, 2016 USD ($)	Dec. 31, 2017 USD ($) Term	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Initial lease term					10 years
Company initial lease can be extended | Term					4
Company initial lease additional extension option					5 years
Leasing arrangement description of rent					0
Master Lease [Member]
Related Party Transaction [Line Items]
Annual rent payments under master lease of properties	$ 757	$ 662	$ 650	$ 550
Base Rent [Member]
Related Party Transaction [Line Items]
Percentage of initial total rent payments due					90.00%
Fixed annual rent escalator percentage					2.00%
Additional annual rent escalator percentage					2.00%
Percentage Rent [Member]
Related Party Transaction [Line Items]
Percentage of initial total rent payments due					10.00%
MGM China [Member] | Shun Tak
Related Party Transaction [Line Items]
Expenses incurred					$ 13	$ 10	$ 16
MGM Branding and Development [Member] | Ms Ho Pansy Catilina Chiu King
Related Party Transaction [Line Items]
Distribution made to noncontrolling interests					15	15	15
City Center Holdings LLC As a Legal Entity [Member]
Related Party Transaction [Line Items]
Annual management fee					$ 49	43	41
City Center Holdings LLC As a Legal Entity [Member] | Aria and Vdara [Member]
Related Party Transaction [Line Items]
Management fee as a percentage of revenue					2.00%
Management fee received, percentage of EBITDA					5.00%
City Center Holdings LLC As a Legal Entity [Member] | Crystals [Member]
Related Party Transaction [Line Items]
Annual management fee					$ 3
City Center Holdings LLC As a Legal Entity [Member] | Management Services and Reimbursable Costs [Member]
Related Party Transaction [Line Items]
Reimbursable costs for support services provided					390	387	$ 393
Receivable related to management services and reimbursable costs					$ 75	$ 77